Nature of Operations and Basis of Presentation - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		68 Months Ended	92 Months Ended	1 Months Ended		0 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014 Segment	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Feb. 28, 2014 Minimum [Member]	Feb. 28, 2014 Maximum [Member]	Feb. 12, 2014 Subsequent Event [Member] Series C- 1 Convertible Preferred Stock [Member]	Feb. 12, 2014 Subsequent Event [Member] Series C- 1 Convertible Preferred Stock [Member]
Nature Of Operations And Summary Of Significant Accounting Policies [Line Items]
Net loss	$ (2,126,714)	$ (1,087,721)	$ (3,099,610)	$ (1,823,011)	$ (4,044,971)	$ (3,032,639)	$ (6,203,130)	$ (13,280,740)
Net cash used for operating activities			(2,514,095)	(1,600,822)	(2,851,218)	(2,310,411)		(10,509,262)
Net cash used for investing activities			(13,502)		(8,718)	(4,647)		(317,226)
Deficit accumulated during development stage					13,972,552	9,235,769		13,972,552
Working capital deficit					(875,924)			(875,924)
Proceeds from issuance of preferred stock, net of issuance costs			2,973,655	1,374,905	2,792,993	1,348,550		9,929,448			3,100,000
Subsequent financing if the Company is unsuccessful in raising capital												$ 3,000,000
Estimated useful life of property and equipment									3 years	5 years
Number of operating segments			1